Inventories (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Inventory obsolescence	$ (523,000)	$ 594,000	$ 554,000
Raw Materials [Member]
Inventory [Line Items]
Inventory obsolescence	92,284	220,289	204,211
Work in Progress
Inventory [Line Items]
Inventory obsolescence	$ 615,608	$ 373,469	$ 349,623